UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

MARE AUSTRALE

Bishop Street Funds®

Semi-Annual Report

June 30, 2018

DIVIDEND VALUE FUND

HIGH GRADE INCOME FUND

HAWAII MUNICIPAL BOND FUND

Investment Adviser

Bishop Street
Capital Management

BISHOP STREET FUNDS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds’ website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

BISHOP STREET

TABLE OF CONTENTS

FUNDS

Dividend Value Fund	(unaudited)

Top Ten Equity Holdings†

		Percentage of Investments

1.	Microsoft	3.9%

2.	JPMorgan Chase	3.8%

3.	Johnson & Johnson	3.7%

4.	Apple	3.5%

5.	Cisco Systems	2.5%

6.	Home Depot	2.4%

7.	Union Pacific	2.3%

8.	ExxonMobil	2.2%

9.	Pfizer	2.2%

10.	Honeywell International	2.2%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Shares		Value (000)
COMMON STOCK — 97.7%
Consumer Discretionary — 7.2%
23,273	Comcast Cl A	$764
4,863	General Motors	192
4,748	Home Depot	926
2,349	McDonald’s	368
2,575	TJX	245
2,586	Walt Disney	271

		2,766

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Consumer Staples — 9.3%
8,154	Altria Group	$463
4,271	Coca-Cola Enterprises	174
7,491	Kellogg	523
2,125	Kimberly-Clark	224
5,851	PepsiCo	637
8,570	Philip Morris International	692
4,416	Procter & Gamble	344
5,732	Wal-Mart Stores	491

		3,548

Energy — 7.1%
6,061	Chevron	766
3,623	ConocoPhillips	252
10,236	ExxonMobil	847
11,151	Suncor Energy	454
3,615	Valero Energy	401

		2,720

Financials — 18.4%
18,584	Bank of America	524
6,666	Bank of New York Mellon	359
7,826	BB&T	395
1,106	BlackRock	552
4,461	Chubb	567
3,054	CME Group	500
14,098	JPMorgan Chase	1,469
7,698	Marsh & McLennan	631
4,589	PNC Financial Services Group	620
3,287	T Rowe Price Group	382
9,230	US Bancorp	462
10,577	Wells Fargo	586

		7,047

Health Care — 11.3%
4,368	Bristol-Myers Squibb	242
3,587	Eli Lilly	306
2,235	Gilead Sciences	158
11,543	Johnson & Johnson	1,401
2,855	Medtronic PLC	244
13,268	Merck	805
23,092	Pfizer	838
1,258	UnitedHealth Group	309

		4,303

June 30, 2018	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Industrials — 14.7%
2,441	3M	$480
1,448	Boeing	486
1,655	Cummins	220
3,441	General Dynamics	641
5,746	Honeywell International	828
3,497	Ingersoll-Rand PLC	314
2,795	Lockheed Martin	826
1,798	Parker Hannifin	280
2,044	Stanley Black & Decker	271
6,114	Union Pacific	866
4,754	Waste Management	387

		5,599

Information Technology — 18.6%
1,600	Accenture PLC	262
7,162	Apple	1,326
4,274	Automatic Data Processing	573
1,863	Broadcom	452
5,314	CA	189
22,361	Cisco Systems	962
14,849	Intel	738
1,457	International Business Machines	204
2,189	Kla-Tencor	224
15,146	Microsoft	1,494
6,383	Texas Instruments	704

		7,128

Materials — 2.0%
5,589	DowDuPont	368
1,670	LyondellBasell Industries NV	184
3,955	Sonoco Products	207

		759

Real Estate — 3.0%
1,837	Crown Castle International‡	198
2,388	Digital Realty Trust‡	267
4,277	Duke Realty‡	124
1,150	Equity LifeStyle Properties‡	106
498	Essex Property Trust‡	119
1,527	Public Storage ‡	346

		1,160

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(concluded)

Shares		Value (000)
Telecommunication Services — 1.4%
16,663	AT&T	$535

Utilities — 4.7%
3,939	Ameren	240
4,382	American Electric Power	304
5,594	CMS Energy	264
2,446	Dominion Resources	167
3,624	Eversource Energy	212
1,803	NextEra Energy	301
4,914	WEC Energy Group	318

		1,806

TOTAL COMMON STOCK (Cost $24,732)		37,371

CASH EQUIVALENT — 2.3%
891,225	BlackRock FedFund, Institutional Shares, 1.770% (A) (Cost $891)	891

TOTAL INVESTMENTS (Cost $25,623) —100.0%		$38,262

Percentages are based on Net Assets of $38,246 (000).

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of June 30, 2018.

Cl — Class

PLC — Public Limited Company

Cost figures are shown in thousands.

As of June 30, 2018, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

There were no Level 3 investments during the period ended June 30, 2018.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

June 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Top Ten Holdings†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	FHLMC, Ser 2011-3970, Cl KC	3.500%	03/15/33	3.5%

2.	U.S. Treasury Bond	4.500%	08/15/39	3.4%

3.	U.S. Treasury Bond	4.375%	05/15/41	2.5%

4.	U.S. Treasury Bond	6.000%	02/15/26	2.3%

5.	U.S. Treasury Bond	5.375%	02/15/31	2.1%

6.	Amazon.com	4.800%	12/05/34	1.7%

7.	GNMA, Ser 2012-91, Cl QL	2.000%	09/20/41	1.6%

8.	FHLMC	1.625%	08/25/19	1.5%

9.	FHLMC	1.600%	09/30/21	1.5%

10.	California State, GO	6.509%	04/01/39	1.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)

CORPORATE OBLIGATIONS — 52.0%
Consumer Discretionary — 8.9%
	Amazon.com
$650	4.800%, 12/05/34	$712
	CBS
350	3.500%, 01/15/25	335
	Comcast
250	3.600%, 03/01/24	246
300	3.150%, 03/01/26	282
	Discovery Communications LLC
300	3.250%, 04/01/23	291
	George Washington University
225	4.363%, 09/15/43	232

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Consumer Discretionary — (continued)
	Home Depot
$450	5.875%, 12/16/36	$546
	McDonald’s MTN
400	4.600%, 05/26/45	403
	Starbucks
450	2.450%, 06/15/26	403
	Walt Disney MTN
425	1.850%, 07/30/26	371

		3,821

Consumer Staples — 2.4%
	Campbell Soup
250	4.250%, 04/15/21	254
	Coca-Cola
250	2.875%, 10/27/25	239
200	2.450%, 11/01/20	199
	CVS Health
250	2.875%, 06/01/26	228
	Hershey
125	2.625%, 05/01/23	121

		1,041

Energy — 5.1%
	Apache Finance Canada
475	7.750%, 12/15/29	578
	BP Capital Markets PLC
300	3.814%, 02/10/24	303
	Kinder Morgan Energy Partners LP
300	4.300%, 05/01/24	300
	Occidental Petroleum
390	2.700%, 02/15/23	379
	Schlumberger Investment SA
400	3.650%, 12/01/23	403
	Shell International Finance BV
250	1.875%, 05/10/21	243

		2,206

Financials — 14.8%
	Aflac
450	3.625%, 11/15/24	446
	Bank of America MTN
450	4.000%, 04/01/24	454

June 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Financials — (continued)
	Bank of New York Mellon MTN
$500	4.150%, 02/01/21	$513
	Capital One Financial
350	3.750%, 03/09/27	331
	Citigroup
200	3.875%, 10/25/23	200
	Discover Bank
400	4.200%, 08/08/23	403
	Goldman Sachs Group MTN
250	7.500%, 02/15/19	257
500	3.630%, VAR ICE LIBOR USD 3 Month+1.300% 11/23/24	502
	JPMorgan Chase
500	2.250%, 01/23/20	494
	MetLife
250	6.817%, 08/15/18	251
250	3.048%, 12/15/22	245
	Morgan Stanley MTN
400	3.875%, 01/27/26	394
	MUFG Americas Holdings
250	2.250%, 02/10/20	246
	Prudential Financial MTN
305	7.375%, 06/15/19	318
	Royal Bank of Canada MTN
280	2.150%, 03/06/20	276
300	1.500%, 07/29/19	296
	US Bancorp MTN
450	3.000%, 03/15/22	445
	Wells Fargo
300	2.150%, 01/15/19	299

		6,370

Health Care — 4.6%
	AbbVie
500	2.900%, 11/06/22	485
	Amgen
350	5.700%, 02/01/19	356
	Celgene
250	3.875%, 08/15/25	243
	Gilead Sciences
450	4.500%, 04/01/21	465

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Health Care — (continued)
	Merck Sharp & Dohme
$400	5.000%, 06/30/19	$409

		1,958

Industrials — 4.2%
	FedEx
250	2.625%, 08/01/22	243
	General Electric MTN
400	3.341%, VAR ICE LIBOR USD 3 Month+1.000% 03/15/23	404
	Norfolk Southern
300	2.900%, 06/15/26	280
	Raytheon
460	2.500%, 12/15/22	446
	United Technologies
450	3.100%, 06/01/22	445

		1,818

Information Technology — 7.2%
	Apple
450	4.650%, 02/23/46	485
	Applied Materials
400	3.900%, 10/01/25	408
	Intel
500	3.300%, 10/01/21	505
	International Business Machines
350	8.375%, 11/01/19	376
	Juniper Networks
350	4.500%, 03/15/24	356
	KLA-Tencor
400	4.650%, 11/01/24	413
	Microsoft
250	3.625%, 12/15/23	255
	NetApp
300	3.375%, 06/15/21	297

		3,095

Materials — 0.6%
	Sherwin-Williams
280	3.125%, 06/01/24	267

Telecommunication Services — 0.8%
	Ameritech Capital Funding
300	6.875%, 10/15/27	342

June 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Transportation — 0.8%
	Burlington Northern Santa Fe LLC
$345	4.450%, 03/15/43	$353

Utilities — 2.6%
	Berkshire Hathaway Energy
400	6.125%, 04/01/36	493
	Duke Energy Florida LLC
325	3.100%, 08/15/21	325
	Xcel Energy
300	3.300%, 06/01/25	291

		1,109

TOTAL CORPORATE OBLIGATIONS (Cost $22,723)		22,380

U.S. TREASURY OBLIGATIONS — 14.0%
	U.S. Treasury Bond
800	6.000%, 02/15/26	974
720	5.375%, 02/15/31	910
350	4.750%, 02/15/37	443
1,150	4.500%, 08/15/39	1,434
875	4.375%, 05/15/41	1,081
180	2.375%, 08/15/24	176
700	2.250%, 08/15/46	603
400	2.000%, 11/15/26	375

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,049)		5,996

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.3%
	FFCB
300	2.670%, 04/18/24	294
600	2.000%, 06/01/21	586
500	1.750%, 08/01/22	476
500	1.240%, 11/29/19	490
	FHLB
475	4.750%, 03/10/23	515
500	3.125%, 06/13/25	502
500	3.000%, 03/10/28	490
550	2.500%, 03/11/22	544
	FHLMC MTN
550	2.050%, 08/26/22	530
650	1.600%, 09/30/21	624
675	1.625%, 08/25/19	652

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,827)		5,703

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 9.1%
	FHLMC, Ser 2011-3970, Cl KC
$1,500	3.500%, 03/15/33	$1,490
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	470
	FHLMC, Ser G12710
52	5.500%, 07/01/22	54
	FNMA, Ser 2003-58, Cl D
39	3.500%, 07/25/33	39
	FNMA, Ser 2012-84, Cl JB
242	3.000%, 05/25/42	220
	FNMA, Ser 2013-92, Cl MT
46	4.000%, 07/25/41	47
	FNMA, Ser 889958
25	5.000%, 10/01/23	27
	GNMA, Ser 2011-112, Cl JP
99	2.000%, 02/20/40	99
	GNMA, Ser 2012-101, Cl KL
687	2.000%, 09/20/41	597
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	681
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	205

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,107)		3,929

MUNICIPAL BONDS — 9.1%
	California State, GO
560	6.509%, 04/01/39	620
	City of Seattle Washington, Ser B, GO
425	3.500%, 12/01/31	417
	Evansville Redevelopment Authority, GO
500	7.210%, 02/01/39	542
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
500	5.500%, 07/01/43	554
	Houston, Independent School District, GO
250	6.125%, 02/15/28	255
	Hudson County, Improvement Authority, RB, AGM Insured
525	7.400%, 12/01/25	586
	Oklahoma County, Finance Authority, RB
375	6.600%, 09/01/22	423

June 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)/Shares		Value (000)
MUNICIPAL BONDS — (continued)
	Stockton, Public Financing Authority, Sub-Ser, RB, BAM Insured
$500	7.942%, 10/01/38	$531

TOTAL MUNICIPAL BONDS (Cost $3,917)		3,928

NON-AGENCY MORTGAGE-BACKED OBLIGATION — 0.8%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
367	3.510%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.750% 04/25/32 (Cost $339)	352

CASH EQUIVALENT — 0.9%
396,488	BlackRock FedFund, Institutional Shares, 1.770% (A) (Cost $396)	396

TOTAL INVESTMENTS (Cost $43,358) — 99.2%		$42,684

Percentages are based on Net Assets of $43,007 (000).

(A)	The rate reported is the 7-day effective yield as of June 30, 2018.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable

Cost figures are shown in thousands.

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(concluded)

The following is a summary of the inputs used as of June 30, 2018, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$22,380	$—	$22,380
U.S. Treasury Obligations	—	5,996	—	5,996
U.S. Government Agency Obligations	—	5,703	—	5,703
U.S. Government Mortgage-Backed Obligations	—	3,929	—	3,929
Municipal Bonds	—	3,928	—	3,928
Non-Agency Mortgage-Backed Obligation	—	352	—	352
Cash Equivalent	396	—	—	396

Total Investments in Securities	$396	$42,288	$—	$42,684

For the period ended June 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

There were no Level 3 investments during the period ended June 30, 2018.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

June 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Top Ten Holdings†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	Hawaii State, Department of Budget & Finance, Ser 2009	6.500%	07/01/39	3.3%

2.	Hawaii State, Department of Transportation, Airports Division Lease Revenue, AMT	5.000%	08/01/27	3.0%

3.	Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	2.2%

4.	Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.1%

5.	University of Hawaii, Ser F	5.000%	10/01/35	2.1%

6.	Hawaii State, Department of Transportation, Airports Division Lease Revenue, AMT	5.000%	08/01/21	2.0%

7.	Hawaii State, Airports System Authority, Ser A	5.250%	07/01/27	2.0%

8.	Honolulu Hawaii City & County, Ser A	5.000%	09/01/41	2.0%

9.	Hawaii State, Ser FK	5.000%	05/01/29	1.8%

10.	Hawaii State, Airports System Revenue, Ser A, AMT	5.000%	07/01/41	1.7%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 99.4%
Alabama — 0.1%
	Huntsville, Electric System Revenue, RB
$75	5.250%, 12/01/21, Pre-Refunded @ 100 (A)	$83

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Alaska — 0.6%
	Alaska State, Housing Finance, Sate Capital Project, Ser A, RB
$175	5.000%, 12/01/33	$194
	Alaska State, Ser A, GO
525	5.000%, 08/01/34	592

		786

California — 5.3%
	California State, GO
1,000	5.000%, 09/01/23	1,150
1,650	5.000%, 09/01/31	1,945
5	4.500%, 08/01/30	5
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,136
	Sacramento City, Unified School District, GO
500	5.000%, 07/01/23	572
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,145
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100 (A)	247
785	5.000%, 05/15/36	880

		7,080

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	172

Hawaii — 84.0%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	535
250	5.000%, 09/01/22 (B)	280
300	5.000%, 09/01/26	353
1,000	5.000%, 09/01/31	1,154
500	4.000%, 03/01/20, Pre-Refunded @ 100 (A)	519
1,500	4.000%, 09/01/35	1,579
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	224
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	526
	Hawaii State, Airports System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,068
	Hawaii State, Airports System Authority, Ser A, RB
250	5.250%, 07/01/23	267
2,500	5.250%, 07/01/27	2,670

June 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	5.250%, 07/01/28	$1,068
900	5.250%, 07/01/30	960
420	5.000%, 07/01/39	444
2,635	5.000%, 07/01/45	2,918
	Hawaii State, Airports System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,163
1,000	4.125%, 07/01/24	1,036
	Hawaii State, Airports System Revenue, COP, AMT Insured
500	5.250%, 08/01/25	559
	Hawaii State, Airports System Revenue, Ser A, RB, AMT
2,000	5.000%, 07/01/41	2,220
	Hawaii State, Department of Budget & Finance, RB, AMT
500	3.100%, 05/01/26	494
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC Insured
835	5.000%, 01/01/26	836
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	488
710	4.625%, 07/01/20, Pre-Refunded @ 100 (A)	751
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	359
350	3.250%, 01/01/25	352
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,260	6.500%, 07/01/39	4,443
	Hawaii State, Department of Budget & Finance, Ser A, RB
100	5.000%, 07/01/22	111
575	5.000%, 07/01/26	639
1,800	5.000%, 07/01/27	2,063
755	5.000%, 07/01/30	857
2,500	5.000%, 07/01/35	2,805
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	856
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%, 11/01/26	588
	Hawaii State, Department of Hawaiian Home Lands, RB
500	5.000%, 04/01/27	589
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,731
3,675	5.000%, 08/01/27	4,030
1,000	5.000%, 08/01/28	1,093

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Harbor System Revenue, Ser A, RB
$220	5.000%, 07/01/25	$233
1,125	4.250%, 07/01/21	1,175
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/23	788
1,450	5.000%, 01/01/30	1,651
1,000	5.000%, 01/01/31	1,137
1,000	5.000%, 01/01/33	1,131
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	209
115	3.750%, 04/01/21	120
180	3.500%, 04/01/20	185
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,060
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
385	3.450%, 01/01/22	394
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,011
	Hawaii State, Ser DR, GO
600	5.000%, 06/01/19	619
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	282
	Hawaii State, Ser DZ, GO
1,795	5.000%, 12/01/21, Pre-Refunded @ 100 (A)	1,980
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,032
1,700	5.000%, 12/01/22	1,870
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	450
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	337
500	5.000%, 11/01/24	560
	Hawaii State, Ser EH, GO, EMT
200	5.000%, 08/01/23 (B)	228
705	5.000%, 08/01/23, Pre-Refunded @ 100 (A)	805
125	5.000%, 08/01/24	142
300	5.000%, 08/01/29	338
295	5.000%, 08/01/30	332
95	5.000%, 08/01/32	106

June 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser EH-2017, GO
$85	5.000%, 08/01/23 (B)	$97
	Hawaii State, Ser EO, GO
1,000	5.000%, 08/01/29	1,141
1,000	5.000%, 08/01/30	1,138
1,000	5.000%, 08/01/33	1,132
	Hawaii State, Ser EP, GO
1,000	5.000%, 08/01/22	1,119
500	5.000%, 08/01/25	576
325	5.000%, 08/01/26	373
	Hawaii State, Ser EY, GO
1,000	5.000%, 10/01/27	1,167
	Hawaii State, Ser FE, GO
285	5.000%, 10/01/27	337
	Hawaii State, Ser FK, GO
2,000	5.000%, 05/01/29	2,363
	Hawaii State, Ser FN, GO
1,000	5.000%, 10/01/23	1,144
200	5.000%, 10/01/24	232
85	5.000%, 10/01/30	101
	Hawaii State, Ser FT, GO
1,000	5.000%, 01/01/31	1,189
250	3.375%, 01/01/36	249
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,086
600	5.000%, 07/01/23	669
400	5.000%, 07/01/24	462
600	5.000%, 07/01/27	685
	Honolulu Hawaii City & County, Ser A, GO
275	5.250%, 08/01/21, Pre-Refunded @ 100 (A)	303
700	5.000%, 10/01/19	730
400	5.000%, 11/01/21	440
500	5.000%, 11/01/22 (B)	562
1,000	5.000%, 10/01/23	1,144
400	5.000%, 09/01/27	481
1,000	5.000%, 10/01/27	1,168
500	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	563
800	5.000%, 10/01/31	922
225	5.000%, 10/01/39	255
2,300	5.000%, 09/01/41	2,656
700	4.000%, 11/01/19	723
325	4.000%, 08/01/21, Pre-Refunded @ 100 (A)	346
425	4.000%, 09/01/38	448

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser B, GO
$375	5.000%, 08/01/21	$410
350	5.000%, 08/01/22	382
200	5.000%, 11/01/24	224
300	5.000%, 08/01/26	326
1,000	5.000%, 10/01/26	1,171
	Honolulu Hawaii City & County, Ser C, GO
750	5.000%, 10/01/23	858
1,430	5.000%, 10/01/28	1,662
	Honolulu Hawaii City & County, Ser D, GO
400	5.250%, 09/01/19, Pre-Refunded @ 100 (A)	417
	Honolulu Hawaii City & County, Ser E, GO
325	5.000%, 09/01/28	388
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
750	5.000%, 07/01/21, Pre-Refunded @ 100 (A)	819
100	5.000%, 07/01/22, Pre-Refunded @ 100 (A)	112
500	5.000%, 07/01/36	573
1,200	4.000%, 07/01/38	1,266
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A, RB
450	4.000%, 07/01/25	466
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,575	5.000%, 07/01/23	1,790
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	273
150	5.000%, 08/01/23	167
250	4.000%, 08/01/24	268
250	3.250%, 08/01/23	258
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	266
150	5.000%, 06/01/21	163
	Maui County, Ser B, GO
500	4.000%, 06/01/21	521
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/19, Pre-Refunded @ 100 (A)	105
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,037

June 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	University of Hawaii, Ser B, RB
$1,500	5.000%, 10/01/34	$1,710
1,000	4.000%, 10/01/23	1,090
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,741
1,350	5.000%, 10/01/32	1,565
	University of Hawaii, Ser F, RB
2,425	5.000%, 10/01/35	2,801

		113,049

Indiana — 0.5%
	Fort Wayne Community School Building, RB
500	5.000%, 07/15/25	558
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
70	4.100%, 06/01/27	72

		630

Maine — 0.4%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
500	5.250%, 07/01/31	531

Mississippi — 0.3%
	Southaven, Water & Sewer System Revenue, RB
370	5.000%, 02/01/26	427

New York — 1.5%
	New York & New Jersey, Port Authority, RB
350	5.000%, 11/15/47	403
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,120
	New York, Ser H, GO
500	5.000%, 08/01/20	534

		2,057

Ohio — 1.1%
	Akron, Income Tax Revenue, RB
1,000	5.000%, 06/01/22, Pre-Refunded @ 100 (A)	1,115
	Ohio State, Ser 2011-B, GO
300	5.000%, 08/01/22	335

		1,450

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Oklahoma — 0.5%
	Oklahoma City, Water Utilities Trust, RB
$125	5.000%, 07/01/40	$135
	Tulsa County, Industrial Authority, RB
500	5.000%, 09/01/26	576

		711

Oregon — 0.4%
	Clackamas County, School District No. 12, Ser B, GO, SCH BD GTY Insured
500	5.000%, 06/15/37	580

Tennessee — 0.4%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	580

Texas — 3.1%
	Arlington, Higher Education Finance, Ser 2014-A, RB, PSF-GTD Insured
750	5.000%, 08/15/27	844
	City of Denton, GO
1,165	3.375%, 02/15/34	1,148
	Clifton, Higher Education Finance, Ser 2014, RB, PSF-GTD Insured
500	5.000%, 08/15/26	571
	Mesquite, Refinance & Improvements, GO
1,000	5.000%, 02/15/27	1,151
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	4.789%, 09/15/37(C)	441

		4,155

Utah — 0.2%
	Central Utah, Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	218

Washington — 0.9%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	828
	Washington State, Housing Finance Commission, RB, FANNIE MAE Insured
300	4.750%, 07/15/29	321

		1,149

TOTAL MUNICIPAL BONDS (Cost $134,337)		133,658

June 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
CASH EQUIVALENT — 0.1%
166,551	BlackRock FedFund, Institutional Shares, 1.770% (D) (Cost $167)	$167

TOTAL INVESTMENTS (Cost $134,504) — 99.5%		$133,825

Percentages are based on Net Assets of $134,516 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	The rate reported is the 7-day effective yield as of June 30, 2018.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Guaranteed by Permanent School Fund

RB — Revenue Bond

SCH BD GTY — School Board Guaranteed

Ser — Series

Cost figures are shown in thousands.

The following is a summary of the inputs used as of June 30, 2018, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$133,658	$—	$133,658
Cash Equivalent	167	—	—	167

Total Investments in Securities	$167	$133,658	$—	$133,825

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(concluded)

For the period ended June 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

There were no Level 3 investments during the period ended June 30, 2018.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statements of Assets and Liabilities (000)

June 30, 2018

	Dividend Value Fund		High Grade Income Fund	Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$25,623		$43,358	$134,504

Investments, at Value	$38,262		$42,684	$133,825
Cash	—		10	—
Dividends and Interest Receivable	34		370	2,268
Reclaim Receivable	1		1	—
Receivable for Fund Shares Sold	—		5	—
Prepaid Expenses	1		6	6

Total Assets	38,298		43,076	136,099

Liabilities:
Payable for Investment Securities Purchased	—		—	1,141
Advisory Fees Payable	17		6	11
Payable for Fund Shares Redeemed	6		—	6
Administrative Fees Payable	4		5	9
Shareholder Servicing Fees Payable	3		4	11
Chief Compliance Officer Fees Payable	1		1	3
Income Distribution Payable	—		27	215
Other Accrued Expenses Payable	21		26	72
Line Of Credit Payable	—		—	115

Total Liabilities	52		69	1,583

Net Assets	$38,246		$43,007	$134,516

Paid-in Capital	$22,899		$43,781	$135,244
Undistributed Net Investment Income	1		7	72
Accumulated Net Realized Gain (Loss) on Investments	2,707		(107)	(121)
Net Unrealized Appreciation (Depreciation) on Investments	12,639		(674)	(679)

Net Assets	$38,246		$43,007	$134,516

Class I Shares:
Net Assets	$38,246		$43,007	$116,000
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,443		4,625	11,160
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$15.65	*	$9.30	$10.39

Class A Shares:
Net Assets	N/A		N/A	$18,516
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A		N/A	1,781
Net Asset Value, Offering and Redemption Price Per Share — Class A (Net Assets / Shares Outstanding)	N/A		N/A	$10.40

Maximum Offering Price Per Shares — Class A ($10.40/ 97.00%)	N/A		N/A	$10.72

*	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

N/A — Not Applicable. Share class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2018

	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Investment Income:
Dividend Income	$513	$—	$—
Interest Income	—	736	2,015

Total Investment Income	513	736	2,015

Expenses:
Investment Adviser Fees	149	128	236
Shareholder Servicing Fees	50	58	168
Administrative Fees	40	46	135
Chief Compliance Officer Fees	1	2	4
Distribution Fees, Class A	—	—	24
Transfer Agent Fees	22	24	54
Audit Fees	7	8	24
Printing Fees	6	7	19
Legal Fees	6	6	18
Trustees’ Fees	4	5	14
Custody Fees	2	2	3
Registration Fees	1	11	6
Pricing Fees	1	6	13
Miscellaneous Expenses	5	6	17

Total Expenses	294	309	735

Less Waivers:
Investment Adviser Fees	(40)	(82)	(159)
Shareholder Servicing Fees	(30)	(35)	(101)
Administrative Fees	(14)	(16)	(80)

Total Waivers	(84)	(133)	(340)

Total Net Expenses	210	176	395

Net Investment Income	303	560	1,620

Net Realized Gain (Loss) on Investments	1,921	(137)	(131)
Net Change in Unrealized Depreciation on Investments	(2,846)	(1,653)	(2,353)

Net Realized and Unrealized Loss on Investments	(925)	(1,790)	(2,484)

Decrease in Net Assets Resulting from Operations	$(622)	$(1,230)	$(864)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2018 (unaudited) and the year ended December 31, 2017

	Dividend Value Fund		High Grade Income Fund
	2018	2017	2018	2017
Investment Activities from Operations:
Net Investment Income	$303	$645	$560	$1,314
Net Realized Gain (Loss) on Investments	1,921	2,805	(137)	566
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,846)	4,259	(1,653)	161

Increase (Decrease) in Net Assets Resulting from Operations	(622)	7,709	(1,230)	2,041

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	(307)	(646)	(554)	(1,292)
Capital Gains:
Class I Shares	—	(3,422)	—	(681)

Total Dividends and Distributions to Shareholders	(307)	(4,068)	(554)	(1,973)

Capital Share Transactions:
Proceeds from Shares Issued	1,216	740	1,962	2,889
Reinvestments of Cash Distributions	180	2,425	370	1,278
Cost of Shares Redeemed	(4,417)	(4,252)	(8,234)	(14,746)

Net Decrease in Net Assets from Capital Share Transactions	(3,021)	(1,087)	(5,902)	(10,579)

Total Increase (Decrease) in Net Assets	(3,950)	2,554	(7,686)	(10,511)

Net Assets:
Beginning of Period	42,196	39,642	50,693	61,204

End of Period	$38,246	$42,196	$43,007	$50,693

Undistributed Net Investment Income	$1	$5	$7	$1

Share Transactions:
Shares Issued	77	48	209	297
Shares Issued in Lieu of Cash Distributions	12	153	40	131
Shares Redeemed	(276)	(268)	(881)	(1,512)

Net Decrease in Shares Outstanding from Share Transactions	(187)	(67)	(632)	(1,084)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2018 (unaudited) and the year ended December 31, 2017

	Hawaii Municipal Bond Fund
	2018	2017
Investment Activities from Operations:
Net Investment Income	$1,620	$3,297
Net Realized Gain (Loss) on Investments	(131)	133
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,353)	1,756

Increase (Decrease) in Net Assets Resulting from Operations	(864)	5,186

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	(1,410)	(2,830)
Class A Shares	(206)	(448)
Capital Gains:
Class I Shares	—	(69)
Class A Shares	—	(12)

Total Dividends and Distributions to Shareholders	(1,616)	(3,359)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	9,175	8,926
Reinvestments of Cash Distributions	203	427
Cost of Shares Redeemed	(8,542)	(14,503)

Total Class I Capital Share Transactions	836	(5,150)

Class A Shares:
Proceeds from Shares Issued	110	775
Reinvestments of Cash Distributions	143	326
Cost of Shares Redeemed	(1,713)	(3,426)

Total Class A Capital Share Transactions	(1,460)	(2,325)

Net Decrease in Net Assets from Capital Share Transactions	(624)	(7,475)

Total Decrease in Net Assets	(3,104)	(5,648)

Net Assets:
Beginning of Period	137,620	143,268

End of Period	$134,516	$137,620

Undistributed Net Investment Income	$72	$68

Share Transactions:
Class I Shares:
Shares Issued	882	841
Shares Issued in Lieu of Cash Distributions	19	40
Shares Redeemed	(821)	(1,368)

Total Class I Transactions	80	(487)

Class A Shares:
Shares Issued	11	73
Shares Issued in Lieu of Cash Distributions	14	31
Shares Redeemed	(165)	(324)

Total Class A Transactions	(140)	(220)

Net Decrease in Shares Outstanding from Share Transactions	(60)	(707)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30, 2018 (unaudited) and the years ended December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

DIVIDEND VALUE FUND
Class I Shares:
2018	$16.05	$0.12	$(0.40)	$(0.28)	$(0.12)	$—	$(0.12)
2017	14.70	0.24	2.69	2.93	(0.24)	(1.34)	(1.58)
2016	13.45	0.24	1.52	1.76	(0.25)	(0.26)	(0.51)
2015	13.62	0.22	(0.17)	0.05	(0.22)	—	(0.22)
2014	12.43	0.29	1.20	1.49	(0.30)	—	(0.30)
2013	9.83	0.21	2.61	2.82	(0.22)	—	(0.22)
HIGH GRADE INCOME FUND
Class I Shares:
2018	$9.64	$0.11	$(0.34)	$(0.23)	$(0.11)	$—	$(0.11)
2017	9.65	0.22	0.12	0.34	(0.22)	(0.13)	(0.35)
2016	9.80	0.22	(0.07)	0.15	(0.22)	(0.08)	(0.30)
2015	10.05	0.23	(0.19)	0.04	(0.23)	(0.06)	(0.29)
2014	9.78	0.23	0.33	0.56	(0.23)	(0.06)	(0.29)
2013	10.51	0.22	(0.50)	(0.28)	(0.22)	(0.23)	(0.45)
HAWAII MUNICIPAL BOND FUND
Class I Shares:
2018	$10.58	$0.13	$(0.19)	$(0.06)	$(0.13)	$—	$(0.13)
2017	10.45	0.25	0.14	0.39	(0.25)	(0.01)	(0.26)
2016	10.80	0.27	(0.30)	(0.03)	(0.26)	(0.06)	(0.32)
2015	10.88	0.29	(0.01)	0.28	(0.29)	(0.07)	(0.36)
2014	10.52	0.29	0.38	0.67	(0.29)	(0.02)	(0.31)
2013	11.13	0.29	(0.57)	(0.28)	(0.29)	(0.04)	(0.33)
Class A Shares:
2018	$10.58	$0.11	$(0.18)	$(0.07)	$(0.11)	$—	$(0.11)
2017	10.45	0.23	0.13	0.36	(0.22)	(0.01)	(0.23)
2016	10.80	0.24	(0.29)	(0.05)	(0.24)	(0.06)	(0.30)
2015	10.88	0.26	(0.01)	0.25	(0.26)	(0.07)	(0.33)
2014	10.52	0.26	0.38	0.64	(0.26)	(0.02)	(0.28)
2013	11.13	0.27	(0.57)	(0.30)	(0.27)	(0.04)	(0.31)

(1)	Per share net investment income calculated using average shares.
*	Annualized.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$15.65	(1.72)%	$38,246	1.05	%*	1.47	%*	1.50	%*	9%
16.05	20.47	42,196	1.05		1.46		1.55		11
14.70	13.16	39,642	1.05		1.43		1.70		17
13.45	0.44	46,246	1.05		1.38		1.62		24
13.62	12.08	55,665	1.05		1.37		2.27		21
12.43	28.84	61,460	1.05		1.38		1.87		13

$9.30	(2.38)%	$43,007	0.76	%*	1.33	%*	2.41	%*	9%
9.64	3.56	50,693	0.76		1.29		2.30		33
9.65	1.47	61,204	0.76		1.25		2.20		27
9.80	0.37	72,251	0.76		1.21		2.31		24
10.05	5.77	74,642	0.76		1.20		2.32		28
9.78	(2.69)	74,007	0.76		1.21		2.18		35

$10.39	(0.60)%	$116,000	0.55	%*	1.06	%*	2.44	%*	8%
10.58	3.74	117,285	0.55		1.04		2.39		25
10.45	(0.32)	120,894	0.55		1.02		2.45		26
10.80	2.61	127,712	0.55		0.98		2.64		28
10.88	6.36	132,540	0.55		0.99		2.66		27
10.52	(2.47)	126,289	0.55		1.01		2.72		29

$10.40	(0.66)%	$18,516	0.80	%*	1.31	%*	2.19	%*	8%
10.58	3.46	20,335	0.80		1.29		2.14		25
10.45	(0.57)	22,374	0.80		1.27		2.20		26
10.80	2.36	22,959	0.80		1.23		2.39		28
10.88	6.10	22,324	0.80		1.24		2.41		27
10.52	(2.72)	24,359	0.80		1.26		2.47		29

The accompanying notes are an integral part of the financial statements.

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Notes to Financial Statements

June 30, 2018

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of three funds (each a Fund, collectively the “Funds”) which includes Dividend Value Fund, High Grade Income Fund, and the Hawaii Municipal Bond Fund. Each Fund is diversified, with the exception of Hawaii Municipal Bond Fund, which is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available.

Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual

Bishop Street Funds

(unaudited)

market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended June 30, 2018, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Bishop Street Funds

(unaudited)

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each of the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders

The Dividend Value Fund declare and pay dividends from net investment income, if available, on a quarterly basis. Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income and Hawaii Municipal Bond. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Hawaii Municipal Bond Fund. Sales charges are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares.

Cash Overdraft Charges

Per the terms of the agreement with MUFG Union Bank, N.A., the custodian of the Funds (the “Custodian”), if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the six-month period ended June 30, 2018, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Funds by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Dividend Value Fund, 0.55% of the average daily net assets of the High Grade Income Fund, and 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund. The Adviser has contractually agreed, through April 30, 2019, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively,

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

excluded expenses)) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The contractual expense limitations are as follows:

Dividend Value Fund, Class I Shares	1.05%
High Grade Income Fund, Class I Shares	0.76%
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the six-month period ended June 30, 2018, the Adviser did not recapture any previously waived fees.

As of June 30, 2018, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Adviser were as follows:

Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund	Total	Expires
$52	$160	$236	$448	12/31/2018
73	192	319	584	12/31/2019
87	186	338	611	12/31/2020
40	82	159	281	12/31/2021

Columbia Management Investment Advisers, LLC (“Columbia”) serves as the investment sub-adviser for the Dividend Value Fund, pursuant to a sub-adviser agreement. Columbia is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate based on the average daily net assets of the Dividend Value Fund, under the following fee schedule: 0.360% on the first $75 million; 0.350% on the next $75 million; 0.325% on the next $100 million; 0.300% on the next $250 million; and 0.250% on assets over $500 million.

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Funds. The Administrator

Bishop Street Funds

(unaudited)

has voluntarily agreed to waive 0.08% of its administrative fee on each of the Funds’ average daily net assets excluding the Hawaii Municipal Bond Fund for which the Administrator is waiving 0.13% of its fee. These fee waivers are voluntary and may be discontinued at any time. For the six-month period ended June 30, 2018, the Funds were charged as follows for these services: $40 in the Dividend Value Fund, $46 in the High Grade Income Fund, and $135 in the Hawaii Municipal Bond Fund. For the six-month period ended June 30, 2018, the Funds waived as follows for these services: $14 in the Dividend Value Fund, $16 in the High Grade Income Fund, and $80 in the Hawaii Municipal Bond Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are labeled on the Statement of Operations as “Custody Fees.”

DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Funds. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Funds. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Funds have adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Funds. SIDCO has voluntarily agreed to waive 0.15% of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

percentages of the respective average daily net assets. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended June 30, 2018 are presented below for the Funds.

	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Purchases
U.S. Government Securities	$—	$1,822	$—
Other	3,667	2,175	13,065
Sales and Maturities
U.S. Government Securities	$—	$1,887	$—
Other	5,866	7,330	11,013

7.	FEDERAL TAX INFORMATION

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

Bishop Street Funds

(unaudited)

The tax character of dividends and distributions declared during the years ended December 31, 2017 and 2016 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
Dividend Value Fund
2017	$676	$—	$3,392	$4,068
2016	746	—	694	1,440
High Grade Income Fund
2017	$1,314	$—	$659	$1,973
2016	1,647	—	345	1,992
Hawaii Municipal Bond Fund
2017	$1	$3,277	$81	$3,359
2016	163	3,599	616	4,378

As of December 31, 2017, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Undistributed Ordinary Income	$12	$3	$5
Undistributed Long-Term Capital Gain Income	795	28	11
Unrealized Appreciation	15,466	994	1,735
Other Temporary Differences	3	(15)	1

Total Distributable Earnings	$16,276	$1,010	$1,752

Post-October losses represent losses realized on investment transactions from November 1, 2017 through December 31, 2017 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the year ended December 31, 2017, there were no Capital loss carryforwards that were not subject to expiration.

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

For Federal income tax purposes, the cost of securities owned at June 30, 2018, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation of securities held by the Dividend Value, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2018 were as follows:

	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Federal Tax Cost	$25,642	$43,343	$134,443

Gross Unrealized Appreciation	12,837	492	1,073
Gross Unrealized Depreciation	(217)	(1,151)	(1,691)

Net Unrealized Appreciation	$12,620	$(659)	$(618)

8.	RISKS

The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, each Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following table provides detail on the approximate percentage of Hawaii Municipal Bond Fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Fund.

Bishop Street Funds

(unaudited)

Hawaii Municipal Bond Fund
% of investments in securities with credit enhancements or liquidity enhancements	5.93%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	2.34% (Assured Guaranty Municipal Corporation)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

The market value of the Funds’ investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Dividend Value Fund invests solely in equity securities. Purchases of equity securities are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund’s.

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

9.	LINE OF CREDIT

Through June 30, 2018, the Funds, which are not jointly liable, had entered into an agreement which enabled them to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with MUFG Union Bank, N.A. (the “Bank”). The proceeds from the borrowings were used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions. As of June 30, 2018, the Hawaii Municipal Bond Fund had borrowings of $115.

For the six-month period ended June 30, 2018, the Funds had the following borrowings under the line of credit:

Fund	Average Borrowings	Borrowing Costs	Number of Days Outstanding	Weighted Average Interest Rate
Dividend Value Fund	$180	Less than $1	1	4.75%
Hawaii Municipal Bond Fund	80	Less than $1	3	4.75%

10.	OTHER

At June 30, 2018, the percentage of total shares outstanding held by shareholders owning 10% or greater of total shares outstanding of each Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Dividend Value Fund, Class I Shares	1	99.20
High Grade Income Fund, Class I Shares*	2	91.80
Hawaii Municipal Bond Fund, Class I Shares	1	80.74
Hawaii Municipal Bond Fund, Class A Shares	—	—

*	Includes one unaffiliated shareholder, all other shareholders in the above table are affiliated.

11.	SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

June 30, 2018	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Dividend Value Fund — Class I

Actual Fund Return	$1,000.00	$982.80	1.05%	$5.16
Hypothetical 5% Return	1,000.00	1,019.59	1.05	5.26

High Grade Income Fund — Class I

Actual Fund Return	$1,000.00	$976.20	0.76%	$3.72
Hypothetical 5% Return	1,000.00	1,021.03	0.76	3.81

Hawaii Municipal Bond Fund — Class I

Actual Fund Return	$1,000.00	$994.00	0.55%	$2.72
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76

Hawaii Municipal Bond Fund — Class A

Actual Fund Return	$1,000.00	$993.40	0.80%	$3.95
Hypothetical 5% Return	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bishop Street Funds

Bishop Street Funds	(unaudited)

Renewal of Investment Advisory and Sub-Advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Bishop Street Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 28, 2018 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Bishop Street Capital Management (the “Adviser”) and the Trust, on behalf of the Bishop Street Hawaii Municipal Bond Fund, Bishop Street High Grade Income Fund, and Bishop Street Dividend Value Fund; and

•	the sub-advisory agreement between the Adviser and Columbia Management Investment Advisers, LLC (the “Sub-Adviser”) on behalf of the Bishop Street Dividend Value Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the

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Bishop Street Funds	(unaudited)

Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

Bishop Street Funds

(unaudited)

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Bishop Street Dividend Value Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Bishop Street Dividend Value Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser reflected an arms-length negotiation

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Bishop Street Funds	(unaudited)

between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Shareholder Voting Results

A Special Meeting of the Shareholders of the Bishop Street Funds (the “Trust”) was held on March 26, 2018 for the purpose of electing the following eight Trustees to the Board of Trustees of the Trust: Robert Nesher, N. Jeffrey Klauder, Joseph T. Grause, Jr., Mitchell A. Johnson, Betty L. Krikorian, Bruce Speca, George J. Sullivan, Jr. and Tracie E. Ahern. There were 22,490,220 outstanding shares, 18,485,605 shares were voted representing 64.88% of the eligible outstanding shares. The results of the election are as follows:

Trustee/Nominee	Shares Voted For	Shares Withheld	Percentage Voted in Favor of	Percentage Withheld
Robert Nesher	18,485,605	0	100.00%	0.00%
N. Jeffrey Klauder	18,479,999	5,606	99.97%	0.03%
Joseph T. Grause, Jr.	18,479,999	5,606	99.97%	0.03%
Mitchell A. Johnson	18,485,605	0	100.00%	0.00%
Betty L. Krikorian	18,485,605	0	100.00%	0.00%
Bruce Speca	18,485,605	0	100.00%	0.00%
George J. Sullivan, Jr.	18,479,999	5,606	99.97%	0.03%
Tracie E. Ahern	18,485,605	0	100.00%	0.00%

June 30, 2018	www.bishopstreetfunds.com

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

TRANSFER AGENT

DST SYSTEMS, INC.

KANSAS CITY, MO 64121

CUSTODIAN

MUFG UNION BANK, N.A.

SAN FRANCISCO, CA 94104

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565

OR YOUR INVESTMENT SPECIALIST

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-2400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
Date: September 6, 2018	President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
Date: September 6, 2018	President

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Date: September 6, 2018	Treasurer, Controller & CFO